Financial Instruments (Estimated Fair Value) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other Receivables, Fair Value Disclosure	$ 2,905,000	$ 5,976,000
Net Assets Held For Sale, Fair Value Disclosure		76,200,000
Estimate of Fair Value, Fair Value Disclosure [Member] | Term Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term B Facility, Fair Value Disclosure		570,600,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other Receivables, Fair Value Disclosure	$ 2,461,000	5,507,000
Net Assets Held For Sale, Fair Value Disclosure		61,016,000
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Term Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term B Facility, Fair Value Disclosure		$ 488,520,000